Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	April 2013
Distribution Date	05/15/13
Transaction Month	7
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 22, 2012
Closing Date:	October 17, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:	$1,556,359,840.59

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%	October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%	August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%	April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%	June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%	June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%	February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$50,809,676.71	0.1507706	$6,221,469.98	0.0184613	$44,588,206.72
Class A-2 Notes	$499,000,000.00	1.0000000	$499,000,000.00	1.0000000	$-
Class A-3 Notes	$451,000,000.00	1.0000000	$451,000,000.00	1.0000000	$-
Class A-4 Notes	$151,080,000.00	1.0000000	$151,080,000.00	1.0000000	$-
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$1,225,039,676.71	0.8106242	$1,180,451,469.98	0.7811197	$44,588,206.72

Weighted Avg. Coupon (WAC)	3.94%		3.94%
Weighted Avg. Remaining Maturity (WARM)	50.64		49.73
Pool Receivables Balance	$1,294,306,661.78		$1,246,951,162.10
Remaining Number of Receivables	77,498		76,166

Adjusted Pool Balance	$1,276,082,996.57		$1,229,636,947.90

III. COLLECTIONS

Principal:
Principal Collections	$46,115,671.76
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$899,917.08
Total Principal Collections	$47,015,588.84

Interest:
Interest Collections	$4,202,194.99
Late Fees & Other Charges	$56,604.80
Interest on Repurchase Principal	$-
Total Interest Collections	$4,258,799.79

Collection Account Interest	$748.37
Reserve Account Interest	$132.22
Servicer Advances	$-

Total Collections	$51,275,269.22

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	April 2013
Distribution Date	05/15/13
Transaction Month	7
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$51,275,269.22
Reserve Account Available					$7,781,799.20
Total Available for Distribution					$59,057,068.42
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,078,588.88		$1,078,588.88	$1,078,588.88
Collection Account Interest					$748.37
Late Fees & Other Charges					$56,604.80
Total due to Servicer					$1,135,942.05

2. Class A Noteholders Interest:
Class A-1 Notes		$9,738.52		$9,738.52
Class A-2 Notes		$166,333.33		$166,333.33
Class A-3 Notes		$199,191.67		$199,191.67
Class A-4 Notes		$91,907.00		$91,907.00

Total Class A interest:		$467,170.52		$467,170.52	$467,170.52

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$49,594,232.81

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$44,588,206.72

		Distributable Amount		Paid Amount
Class A-1 Notes				$44,588,206.72
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$44,588,206.72		$44,588,206.72
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$44,588,206.72

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					5,006,026.09

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$18,223,665.21
Beginning Period Amount	$18,223,665.21
Current Period Amortization	$909,451.01
Ending Period Required Amount	$17,314,214.20
Ending Period Amount	$17,314,214.20
Next Distribution Date Amount	$16,429,760.88

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	April 2013
Distribution Date	05/15/13
Transaction Month	7
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$51,043,319.86	$49,185,477.92	$49,185,477.92
Overcollateralization as a % of Original Adjusted Pool	3.28%	3.16%	3.16%
Overcollateralization as a % of Current Adjusted Pool	4.00%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.23%	75,580	99.06%	$1,235,168,188.36
30 - 60 Days	0.61%	463	0.74%	$9,282,449.87
61 - 90 Days	0.14%	107	0.18%	$2,186,576.47
91 + Days	0.02%	16	0.03%	$313,947.40
		76,166		$1,246,951,162.10
Total
Delinquent Receivables 61 + days past due	0.16%	123	0.20%	$2,500,523.87
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.11%	87	0.14%	$1,875,882.51
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.14%	113	0.18%	$2,350,307.13
Three-Month Average Delinquency Ratio	0.14%		0.17%

Repossession in Current Period		37		$820,429.61
Repossession Inventory		81		$674,291.77

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,239,827.92
Recoveries				$(899,917.08)
Net Charge-offs for Current Period				$339,910.84

Beginning Pool Balance for Current Period				$1,294,306,661.78

Net Loss Ratio				0.32%
Net Loss Ratio for 1st Preceding Collection Period				0.73%
Net Loss Ratio for 2nd Preceding Collection Period				0.64%
Three-Month Average Net Loss Ratio for Current Period				0.56%

Cumulative Net Losses for All Periods				$3,391,917.66
Cumulative Net Losses as a % of Initial Pool Balance				0.21%

Principal Balance of Extensions				$4,336,495.17
Number of Extensions				208

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